Right of Use Asset and Lease Liability - Schedule of right of use assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	$ 2,240,274
Transition to IFRS 16		$ 360,361
Ending balance	2,978,284	2,240,274
Cost [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	2,790,800	0
Transition to IFRS 16		360,361
Additions	2,469,327	2,730,877
Derecognition on sub-lease		(360,361)
Adjustment for change in variable payments based on rate or index		59,923
Foreign exchange	493,001
Ending balance	5,753,128	2,790,800
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	(550,526)	0
Depreciation	(2,181,512)	(610,587)
Derecognition on sub-lease		60,061
Foreign exchange	(42,806)
Ending balance	$ (2,774,844)	$ (550,526)